RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of key management remuneration

	For the years ended December 31,
	2019	2018	2017
Short-term employee benefits
Employee salaries and bonuses	$2,235,926	$2,112,605	$1,326,702
Directors fees	245,000	270,000	267,785
Social security and medical care costs	77,284	63,529	32,912
	2,558,210	2,446,134	1,627,399
Post-employment benefits
Contributions to defined contribution pension plan	32,435	34,162	15,928
Employee termination expense	—	296,592	—

Share-based payments	1,555,857	2,270,023	1,055,719

Total key management remuneration	$4,146,502	$5,046,911	$2,699,046